CONCENTRATIONS OF RISK (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Concentration Risk [Line Items]
Revenues	$ 1,281	$ 193,376
Accounts receivable	8,576		$ 129,150
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenues	$ 1,281	$ 116,026
Concentration Risk, Percentage	100.00%	60.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Total Customers [Member]
Concentration Risk [Line Items]
Revenues	$ 1,281	$ 193,376
Concentration Risk, Percentage	100.00%	100.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenues		$ 38,675
Concentration Risk, Percentage		20.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenues		$ 38,675
Concentration Risk, Percentage		20.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 1,281	$ 2,132,021
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Total Customers [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 1,281	4,654,744
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Accounts receivable		1,398,494
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 1,124,229